Severance Indemnities and Pension Plans (Amounts Recognized in OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	¥ (130,464)	¥ (585,393)
Prior service cost arising during the year	0	0
Losses (gains) due to amortization:
Net actuarial loss (gain)	16,821	591
Prior service cost	282	1,974
Curtailment and settlement	13,754	13,659
Foreign currency translation adjustments	0	0
Total changes in Accumulated OCI	(99,607)	(569,169)
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	(1,570)	16,343
Prior service cost arising during the year	(2,188)	(608)
Losses (gains) due to amortization:
Net actuarial loss (gain)	(2,112)	(1,362)
Prior service cost	1,328	945
Curtailment and settlement	(15)	(1,803)
Foreign currency translation adjustments	757	3,277
Total changes in Accumulated OCI	(3,800)	16,792
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	(490)	240
Prior service cost arising during the year	0	0
Losses (gains) due to amortization:
Net actuarial loss (gain)	89	(1,191)
Prior service cost	449	426
Curtailment and settlement	0	0
Foreign currency translation adjustments	(13)	162
Total changes in Accumulated OCI	¥ 35	¥ (363)